VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)

Par
(000's) Value
CORPORATE BONDS: 98.1%
Argentina : 1.1%
MercadoLibre, Inc.
3.12%, 01/14/31 USD 25 $ 22,170
Pampa Energia SA 144A
9.12%, 04/15/29 USD 25 25,691
Pan American Energy LLC
144A
9.12%, 04/30/27 USD 25 26,189
Telecom Argentina SA 144A
9.50%, 07/18/31 USD 25 25,838
YPF SA 144A
6.95%, 07/21/27 USD 25 24,847
7.00%, 09/30/33 (s) USD 25 24,057
7.00%, 12/15/47 USD 25 21,961
8.75%, 09/11/31 USD 81 83,308
9.00%, 06/30/29 (s) USD 25 25,941
280,002
Australia : 1.1%
FMG Resources August 2006
Pty Ltd. 144A
4.38%, 04/01/31 USD 50 45,205
4.50%, 09/15/27 USD 25 24,266
6.12%, 04/15/32 USD 50 49,360
Mineral Resources Ltd. 144A
8.12%, 05/01/27 USD 100 99,156
9.25%, 10/01/28 USD 25 25,029
Nufarm Australia Ltd. /
Nufarm Americas, Inc.
144A
5.00%, 01/27/30 USD 30 27,956
270,972
Austria : 0.2%
Benteler International AG
144A
10.50% (Term SOFR USD 3
Month+1.85%), 05/15/28 USD 50 52,566
Underline
Bermuda : 0.4%
Borr IHC Ltd. / Borr Finance
LLC 144A
10.00%, 11/15/28 USD 46 44,170
Digicel Group Holdings Ltd.
144A
0.00%, 12/31/30 ^ USD 31 314
Investment Energy
Resources Ltd. 144A
6.25%, 04/26/29 USD 50 48,047
92,531
Brazil : 5.5%
Adecoagro SA 144A
6.00% (Term SOFR USD 3
Month+1.85%), 09/21/27 USD 50 49,512
Amaggi Luxembourg
International Sarl 144A
5.25% (Term SOFR USD 3
Month+1.85%), 01/28/28 USD 50 48,301
B3 SA - Brasil Bolsa Balcao
144A
4.12%, 09/20/31 USD 50 45,594
Par
(000’s) Value
Brazil (continued)
Banco Bradesco SA/Cayman
Islands 144A
6.50%, 01/22/30 USD 25 $ 25,797
Banco do Brasil SA 144A
6.00%, 03/18/31 USD 150 152,015
Braskem Idesa SAPI 144A
7.45% (Term SOFR USD 3
Month+1.85%), 11/15/29 † USD 75 60,891
Braskem Netherlands
Finance BV 144A
4.50%, 01/10/28 USD 50 46,801
4.50%, 01/31/30 USD 50 42,914
5.88%, 01/31/50 USD 50 34,473
7.25%, 02/13/33 † USD 50 46,390
BRF SA 144A
4.88%, 01/24/30 USD 50 47,343
Centrais Eletricas Brasileiras
SA 144A
4.62%, 02/04/30 USD 50 47,221
Cosan Luxembourg SA 144A
5.50%, 09/20/29 USD 50 48,793
CSN Inova Ventures 144A
6.75%, 01/28/28 † USD 50 47,820
Klabin Austria GmbH 144A
5.75%, 04/03/29 USD 50 50,034
MARB BondCo Plc 144A
3.95%, 01/29/31 USD 50 43,143
MV24 Capital BV 144A
6.75%, 06/01/34 USD 19 18,200
Petrobras Global Finance BV
5.60%, 01/03/31 USD 25 24,671
6.00%, 01/27/28 USD 75 76,073
6.85%, 06/05/15 USD 25 22,264
6.88%, 01/20/40 USD 25 24,908
6.90%, 03/19/49 USD 25 23,877
7.25%, 03/17/44 USD 25 25,343
7.38%, 01/17/27 USD 25 25,893
Rede D'or Finance Sarl 144A
4.50%, 01/22/30 USD 50 46,632
Rumo Luxembourg Sarl
144A
5.25%, 01/10/28 USD 50 49,127
Samarco Mineracao SA 144A
9.00%, 06/30/31 USD 109 105,903
Ultrapar International SA
144A
5.25%, 10/06/26 USD 50 49,821
XP, Inc. 144A
3.25%, 07/01/26 USD 50 48,054
1,377,808
Burkina Faso : 0.1%
IAMGOLD Corp. 144A
5.75%, 10/15/28 USD 25 24,437
Underline
Canada : 9.1%
1011778 BC ULC / New Red
Finance, Inc. 144A
3.50%, 02/15/29 USD 25 23,130

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Canada (continued)
3.88%, 01/15/28 USD 50 $ 47,831
4.00%, 10/15/30 USD 100 90,587
Air Canada 144A
4.62%, 08/15/29 CAD 100 68,720
Algonquin Power & Utilities
Corp.
4.75% (US Treasury
Yield Curve Rate T 5
Year+3.25%), 01/18/82 USD 50 47,666
Allied Properties Real Estate
Investment Trust
3.10%, 02/06/32 CAD 25 15,294
3.12%, 02/21/30 CAD 25 16,009
AltaGas Ltd.
5.25% (Generic Canadian 5
Year+3.81%), 01/11/82 CAD 15 10,107
7.35% (Generic Canadian 5
Year+4.54%), 08/17/82 CAD 25 18,151
AtkinsRealis Group, Inc.
7.00%, 06/12/26 CAD 25 18,056
ATS Automation Tooling
Systems, Inc. 144A
4.12%, 12/15/28 USD 25 23,244
Baffinland Iron Mines Corp.
/ Baffinland Iron Mines LP
144A
8.75%, 07/15/26 USD 25 23,526
Bausch + Lomb Corp. 144A
8.38%, 10/01/28 USD 50 51,937
Baytex Energy Corp. 144A
8.50%, 04/30/30 USD 50 50,831
Bell Telephone Co. of
Canada or Bell Canada
6.88% (US Treasury
Yield Curve Rate T 5
Year+2.39%), 09/15/55 USD 100 100,448
Bombardier, Inc. 144A
7.25%, 07/01/31 USD 50 50,233
7.35%, 12/22/26 CAD 25 17,906
7.88% (Term SOFR USD 3
Month+1.85%), 04/15/27 USD 40 40,177
8.75%, 11/15/30 USD 25 26,389
Brookfield Property Finance
ULC
3.93%, 01/15/27 CAD 25 17,080
7.12%, 02/13/28 CAD 25 18,239
Brookfield Residential
Properties, Inc. /
Brookfield Residential US
LLC 144A
6.25%, 09/15/27 USD 50 49,401
Capital Power Corp.
8.12% (Generic Canadian 5
Year+4.44%), 06/05/54 CAD 25 19,204
Cascades, Inc./Cascades USA
Inc 144A
5.38%, 01/15/28 USD 25 24,252
Cineplex, Inc. 144A
7.62%, 03/31/29 CAD 25 18,246
Par
(000’s) Value
Canada (continued)
Corus Entertainment, Inc.
Reg S
5.00%, 05/11/28 CAD 25 $ 5,826
Dye & Durham Ltd. 144A
8.62%, 04/15/29 USD 15 15,475
Eldorado Gold Corp. 144A
6.25%, 09/01/29 USD 25 24,654
Emera, Inc.
6.75% (ICE LIBOR USD 3
Month+5.44%), 06/15/76 USD 50 50,285
Enerflex Ltd. 144A
9.00%, 10/15/27 USD 22 22,591
First Quantum Minerals Ltd.
144A
8.62%, 06/01/31 USD 50 51,248
9.38%, 03/01/29 USD 50 52,645
Garda World Security Corp.
144A
6.00%, 06/01/29 USD 50 46,942
GFL Environmental, Inc.
144A
3.50%, 09/01/28 USD 25 23,648
4.38%, 08/15/29 USD 25 23,604
4.75%, 06/15/29 USD 25 24,079
6.75%, 01/15/31 USD 25 25,802
goeasy Ltd. 144A
7.62%, 07/01/29 USD 15 15,021
9.25%, 12/01/28 USD 15 15,764
Hudbay Minerals, Inc. 144A
4.50%, 04/01/26 USD 25 24,645
Husky Injection Molding
Systems Ltd. / Titan Co.-
Borrower LLC 144A
9.00%, 02/15/29 USD 40 40,124
Intelligent Packaging Ltd.
Finco, Inc. / Intelligent
Packaging Ltd Co-Issuer
LLC 144A
6.00%, 09/15/28 USD 25 24,347
Inter Pipeline Ltd.
6.88% (Canada
Bankers' Acceptances 3
Month+5.01%), 03/26/79 CAD 25 17,858
Jones Deslauriers Insurance
Management, Inc. 144A
8.50%, 03/15/30 USD 25 26,280
Keyera Corp.
6.88% (Canada
Bankers' Acceptances 3
Month+5.17%), 06/13/79 CAD 25 18,237
Laurentian Bank of Canada
5.09% (Canada
Bankers' Acceptances 3
Month+2.42%), 06/15/32 CAD 25 17,219
Mattamy Group Corp. 144A
4.62%, 03/01/30 USD 25 23,039
MEG Energy Corp. 144A
5.88%, 02/01/29 USD 25 24,603
Mercer International, Inc.

Par
(000’s) Value
Canada (continued)
5.12%, 02/01/29 USD 50 $ 42,917
Methanex Corp.
5.25%, 12/15/29 USD 100 96,121
Northriver Midstream
Finance LP 144A
6.75%, 07/15/32 USD 25 25,254
NOVA Chemicals Corp. 144A
4.25%, 05/15/29 USD 25 23,913
5.25%, 06/01/27 USD 40 39,834
9.00%, 02/15/30 USD 25 26,935
Open Text Corp. 144A
3.88%, 12/01/29 USD 75 68,318
Parkland Corp. 144A
4.38%, 03/26/29 CAD 25 16,792
4.50%, 10/01/29 USD 75 70,782
Pembina Pipeline Corp.
4.80% (Generic Canadian 5
Year+4.17%), 01/25/81 CAD 25 16,781
Rogers Communications, Inc.
5.00% (Generic Canadian 5
Year+3.58%), 12/17/81 CAD 100 69,772
Rogers Communications,
Inc. 144A
5.25% (US Treasury
Yield Curve Rate T 5
Year+3.59%), 03/15/82 USD 50 48,968
South Bow Canadian
Infrastructure Holdings
Ltd. 144A
7.50% (US Treasury
Yield Curve Rate T 5
Year+3.67%), 03/01/55 USD 25 25,325
Strathcona Resources Ltd.
144A
6.88%, 08/01/26 USD 25 24,966
Superior Plus LP / Superior
General Partner, Inc. 144A
4.50%, 03/15/29 USD 25 23,107
Teine Energy Ltd. 144A
6.88%, 04/15/29 USD 25 24,555
Telesat Canada / Telesat LLC
144A
5.62%, 12/06/26 USD 25 14,987
TransAlta Corp.
7.75%, 11/15/29 USD 25 25,981
Trivium Packaging Finance
BV Reg S
3.75%, 08/15/26 EUR 100 106,856
2,292,764
Cayman Islands : 1.6%
Arabian Centres Sukuk II Ltd.
144A
5.62% (Term SOFR USD 3
Month+1.85%), 10/07/26 USD 100 94,460
Banco BTG Pactual SA 144A
6.25% (Term SOFR USD 3
Month+1.85%), 04/08/29 USD 50 50,960
Bapco Energies Sukuk Ltd.
144A
Par
(000’s) Value
Cayman Islands (continued)
5.25%, 04/08/29 USD 100 $ 98,034
Global Aircraft Leasing Co.
Ltd. 144A
8.75%, 09/01/27 USD 40 40,707
Oryx Funding Ltd. 144A
5.80%, 02/03/31 USD 50 50,442
SABLE INTL FINANCE LTD
144A
7.13%, 10/15/32 USD 75 72,047
406,650
Chile : 0.2%
Latam Airlines Group SA
144A
13.38%, 10/15/29 USD 50 56,532
Underline
China : 2.6%
CFAMC III Co. Ltd. Reg S
4.25%, 11/07/27 USD 200 195,758
Industrial & Commercial
Bank of China Ltd. Reg S
3.20% (US Treasury
Yield Curve Rate T 5
Year+2.37%), 9/24/2026 (o) USD 200 195,266
Melco Resorts Finance Ltd.
144A
5.62%, 07/17/27 USD 50 49,060
5.75%, 07/21/28 USD 50 48,122
RKPF Overseas 2020 A Ltd.
Reg S
5.20%, 07/12/29 USD 183 79,948
Studio City Finance Ltd. 144A
5.00%, 01/15/29 USD 100 90,120
658,274
Colombia : 2.1%
Banco de Bogota SA 144A
6.25%, 05/12/26 USD 50 50,283
Ecopetrol SA
5.88%, 05/28/45 USD 50 35,156
6.88%, 04/29/30 USD 100 99,463
7.75%, 02/01/32 USD 75 73,673
8.38%, 01/19/36 USD 50 48,749
8.62%, 01/19/29 USD 25 26,536
8.88%, 01/13/33 USD 75 77,454
Empresas Publicas de
Medellin ESP 144A
4.25%, 07/18/29 USD 75 68,512
Orazul Energy Peru SA 144A
5.62%, 04/28/27 USD 50 49,210
529,036
Costa Rica : 0.2%
Instituto Costarricense de
Electricidad 144A
6.38%, 05/15/43 USD 50 44,748
Underline
Cyprus : 0.2%
MHP Lux SA 144A
6.95%, 04/03/26 USD 50 47,511
Underline

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Czech Republic : 0.4%
Allwyn International AS Reg
S
3.88%, 02/15/27 EUR 100 $ 107,710
Underline
Denmark : 0.4%
Orsted AS Reg S
1.75% (EUR Swap Annual 5
Year+1.95%), 12/09/19 EUR 100 101,263
Underline
Finland : 0.3%
SBB Treasury Oyj Reg S
1.12%, 11/26/29 EUR 100 75,565
Underline
France : 10.6%
Air France-KLM Reg S
8.12%, 05/31/28 EUR 100 120,890
Altice France SA 144A
5.12% (Term SOFR USD 3
Month+1.85%), 07/15/29 USD 100 78,475
Atos SE Reg S
9.00%, 12/18/29 (s) EUR 75 87,170
Banijay Entertainment SAS
144A
8.12%, 05/01/29 USD 50 51,474
CAB Selas Reg S
3.38%, 02/01/28 EUR 100 101,679
Cerba Healthcare SACA
Reg S
3.50%, 05/31/28 EUR 100 87,322
Constellium SE 144A
3.75%, 04/15/29 USD 100 90,701
eircom Finance DAC Reg S
3.50%, 05/15/26 EUR 100 107,480
Electricite de France SA 144A
9.12% (US Treasury
Yield Curve Rate T 5
Year+5.41%), 3/15/2033 (o) USD 50 56,360
Electricite de France SA Reg
S
3.38% (EUR Swap Annual 5
Year+3.97%), 6/15/2030 (o) EUR 200 199,223
ELO SACA Reg S
6.00%, 03/22/29 EUR 100 98,533
Eutelsat SA Reg S
2.25%, 07/13/27 EUR 100 97,964
Forvia SE Reg S
2.38%, 06/15/27 EUR 100 103,593
2.75%, 02/15/27 EUR 100 104,786
Holding d'Infrastructures
des Metiers de
l'Environnement Reg S
0.62%, 09/16/28 EUR 100 96,135
Iliad Holding SASU 144A
7.00%, 10/15/28 USD 100 101,290
8.50%, 04/15/31 USD 100 104,978
iliad SA Reg S
5.62%, 02/15/30 EUR 100 113,711
Loxam SAS Reg S
6.38%, 05/31/29 EUR 100 112,810
Nexans SA Reg S
Par
(000’s) Value
France (continued)
4.12%, 05/29/29 EUR 100 $ 108,863
Renault SA Reg S
2.38%, 05/25/26 EUR 100 107,108
Rexel SA Reg S
2.12%, 06/15/28 EUR 100 102,758
SNF Group SACA Reg S
2.62%, 02/01/29 EUR 100 102,822
Tereos Finance Groupe I SA
Reg S
7.25%, 04/15/28 EUR 100 111,816
Valeo SE Reg S
1.00%, 08/03/28 EUR 100 96,864
Veolia Environnement SA
Reg S
2.50% (EUR Swap Annual 5
Year+2.84%), 9/20/2028 (o) EUR 100 101,187
Viridien 144A
8.75%, 04/01/27 USD 25 25,547
2,671,539
Germany : 3.7%
Bayer AG Reg S
3.12% (EUR Swap Annual 5
Year+3.11%), 11/12/79 EUR 100 103,755
Cheplapharm Arzneimittel
GmbH Reg S
4.38%, 01/15/28 EUR 100 98,703
Dresdner Funding Trust I
144A
8.15%, 06/30/31 USD 25 27,430
Fressnapf Holding SE Reg S
5.25%, 10/31/31 EUR 100 108,279
Gruenenthal GmbH Reg S
4.12%, 05/15/28 EUR 100 106,188
IHO Verwaltungs GmbH
Reg S
8.75%, 05/15/28 EUR 100 113,016
Mahle GmbH Reg S
2.38%, 05/14/28 EUR 100 97,215
Nidda Healthcare Holding
GmbH Reg S
7.50%, 08/21/26 EUR 66 72,963
Schaeffler AG Reg S
3.38%, 10/12/28 EUR 100 104,674
ZF Europe Finance BV Reg S
3.00%, 10/23/29 EUR 100 95,515
927,738
Greece : 1.3%
Alpha Services and Holdings
SA Reg S
5.50% (EUR Swap Annual 5
Year+5.82%), 06/11/31 EUR 100 109,828
Eurobank Ergasias Services
and Holdings SA Reg S
4.25% (EUR Swap Annual 5
Year+2.00%), 04/30/35 EUR 100 106,263
Metlen Energy & Metals SA
Reg S
4.00%, 10/17/29 EUR 100 110,026

Par
(000’s) Value
Greece (continued)
$ 326,117
Hungary : 0.4%
MBH Bank Nyrt Reg S
5.25% (Euribor 3 Month
ACT/360+3.00%), 01/29/30 EUR 100 108,683
Underline
India : 1.5%
Delhi International Airport
Ltd. 144A
6.45%, 06/04/29 USD 100 101,495
JSW Steel Ltd. 144A
5.05%, 04/05/32 USD 100 90,451
Muthoot Finance Ltd. 144A
6.38%, 04/23/29 USD 100 98,443
ReNew Pvt Ltd. 144A
5.88%, 03/05/27 USD 50 49,248
Shriram Finance Ltd. 144A
6.62%, 04/22/27 USD 50 50,412
390,049
Indonesia : 0.0%
Bakrie Telecom Pte Ltd.
Reg S
11.50%, 05/07/15 (d) * USD 150 578
Underline
Ireland : 0.7%
Virgin Media Vendor
Financing Notes III DAC
Reg S
4.88%, 07/15/28 GBP 150 179,752
Underline
Israel : 0.4%
Leviathan Bond Ltd. 144A
Reg S
6.50%, 06/30/27 USD 25 24,708
6.75%, 06/30/30 USD 15 14,616
Teva Pharmaceutical Finance
Netherlands III BV
4.10%, 10/01/46 USD 50 36,188
6.75%, 03/01/28 USD 25 25,661
101,173
Italy : 6.5%
Banca Monte dei Paschi di
Siena SpA Reg S
3.62% (Euribor 3 Month
ACT/360+1.45%), 11/27/30 EUR 100 108,066
Banco BPM SpA Reg S
2.88% (EUR Swap Annual 5
Year+3.17%), 06/29/31 EUR 100 106,879
BPER Banca SPA Reg S
5.75% (Euribor 3 Month
ACT/360+2.60%), 09/11/29 EUR 150 174,821
Infrastrutture Wireless
Italiane SpA Reg S
1.88%, 07/08/26 EUR 100 107,155
Intesa Sanpaolo SpA 144A
4.20% (US Treasury
Yield Curve Rate T 1
Year+2.60%), 06/01/32 USD 25 22,442
Par
(000’s) Value
Italy (continued)
4.95% (US Treasury
Yield Curve Rate T 1
Year+2.75%), 06/01/42 USD 25 $ 20,119
Intesa Sanpaolo SpA Reg S
2.92%, 10/14/30 EUR 100 102,884
3.93%, 09/15/26 EUR 100 109,367
Mundys SpA Reg S
1.88%, 02/12/28 EUR 100 103,342
Telecom Italia Capital SA
6.38%, 11/15/33 USD 25 24,913
7.72%, 06/04/38 USD 100 103,784
Telecom Italia SpA Reg S
1.62%, 01/18/29 EUR 100 99,834
Terna Rete Elettrica
Nazionale Reg S
2.38% (EUR Swap Annual 5
Year+2.12%), 11/9/2027 (o) EUR 100 103,721
UniCredit SpA Reg S
2.73% (EUR Swap Annual 5
Year+2.80%), 01/15/32 EUR 200 213,264
Unipol Assicurazioni SpA
Reg S
3.88%, 03/01/28 EUR 100 109,609
Webuild SpA Reg S
7.00%, 09/27/28 EUR 100 117,904
1,628,104
Japan : 2.5%
Nissan Motor Co. Ltd. 144A
4.34%, 09/17/27 USD 75 72,964
4.81%, 09/17/30 USD 75 71,285
Rakuten Group, Inc. 144A
5.12% (US Treasury
Yield Curve Rate T 5
Year+4.58%), 4/22/2026 (o) USD 100 97,466
6.25% (US Treasury
Yield Curve Rate T 5
Year+4.96%), 4/22/2026 (o) USD 25 22,604
9.75%, 04/15/29 USD 50 54,380
SoftBank Group Corp. Reg S
5.00%, 04/15/28 EUR 100 109,378
5.12%, 09/19/27 USD 200 197,033
625,110
Luxembourg : 6.7%
AccorInvest Group SA Reg S
6.38%, 10/15/29 EUR 100 111,514
Aegea Finance Sarl 144A
9.00% (Term SOFR USD 3
Month+1.85%), 01/20/31 † USD 50 52,613
Albion Financing 1 SARL /
Aggreko Holdings, Inc.
Reg S
5.25%, 10/15/26 EUR 100 108,401
Altice Financing SA 144A
5.00% (Term SOFR USD 3
Month+1.85%), 01/15/28 USD 150 112,758
Altice France Holding SA
Reg S
8.00%, 05/15/27 EUR 100 33,051
Altice France SA 144A

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Luxembourg (continued)
8.12% (Term SOFR USD 3
Month+1.85%), 02/01/27 USD 100 $ 89,498
Ambipar Lux Sarl 144A
9.88%, 02/06/31 USD 50 49,509
Ardagh Packaging Finance
Plc / Ardagh Holdings USA,
Inc. 144A
4.12%, 08/15/26 USD 65 59,791
5.25% (Term SOFR USD 3
Month+1.85%), 08/15/27 † USD 30 13,887
Cirsa Finance International
Sarl Reg S
4.50%, 03/15/27 EUR 100 108,184
Consolidated Energy Finance
SA 144A
12.00%, 02/15/31 USD 50 49,943
CPI Property Group SA Reg S
1.50%, 01/27/31 EUR 100 85,273
4.00%, 01/22/28 (s) GBP 100 119,580
CSN Resources SA 144A
4.62%, 06/10/31 USD 50 38,784
Energean Israel Finance Ltd.
144A Reg S
5.38%, 03/30/28 USD 25 23,906
5.88%, 03/30/31 USD 35 32,214
MC Brazil Downstream
Trading Sarl 144A
7.25%, 06/30/31 USD 46 37,977
Minerva Luxembourg SA
144A
4.38%, 03/18/31 USD 75 65,607
Petrorio Luxembourg
Holding Sarl 144A
6.12%, 06/09/26 USD 50 50,309
Saavi Energia Sarl 144A
8.88%, 02/10/35 † USD 25 25,324
SES SA Reg S
2.88% (EUR Swap Annual 5
Year+3.19%), 5/27/2026 (o) EUR 100 103,753
Telenet Finance Luxembourg
Notes Sarl Reg S
3.50%, 03/01/28 EUR 100 105,511
TK Elevator US Newco, Inc.
144A
5.25%, 07/15/27 USD 100 98,193
Vivion Investments Sarl
Reg S
6.50%, 08/31/28 EUR 101 107,089
1,682,669
Malta : 0.4%
VistaJet Malta Finance Plc
/ Vista Management
Holding, Inc. 144A
6.38%, 02/01/30 † USD 50 43,864
7.88%, 05/01/27 USD 50 49,158
93,022
Mauritius : 0.3%
Greenko Power II Ltd. 144A
Par
(000’s) Value
Mauritius (continued)
4.30%, 12/13/28 USD 84 $ 77,299
Underline
Mexico : 3.7%
Alsea SAB de CV 144A
7.75% (Term SOFR USD 3
Month+1.85%), 12/14/26 USD 25 25,236
Cemex SAB de CV 144A
5.12% (US Treasury
Yield Curve Rate T 5
Year+4.53%), 6/8/2026 (o) USD 50 48,994
9.12% (US Treasury
Yield Curve Rate T 5
Year+5.16%), 3/14/2028 (o) USD 25 25,404
Grupo Aeromexico SAB de
CV 144A
8.62%, 11/15/31 † USD 25 24,122
Grupo KUO SAB De CV 144A
5.75%, 07/07/27 USD 50 49,224
Nemak SAB de CV 144A
3.62%, 06/28/31 † USD 25 19,207
Petroleos Mexicanos
5.35%, 02/12/28 USD 75 69,553
5.95%, 01/28/31 USD 50 42,372
6.35%, 02/12/48 † USD 50 33,328
6.49%, 01/23/27 USD 25 24,510
6.50%, 03/13/27 USD 50 48,949
6.50%, 01/23/29 USD 25 23,525
6.50%, 06/02/41 USD 50 35,368
6.62%, 06/15/35 USD 50 40,003
6.70%, 02/16/32 USD 100 87,944
6.75%, 09/21/47 USD 75 51,358
6.84%, 01/23/30 USD 50 45,860
6.88%, 08/04/26 USD 25 24,867
6.95%, 01/28/60 USD 50 34,156
7.69%, 01/23/50 USD 125 93,844
8.75%, 06/02/29 USD 25 25,006
10.00%, 02/07/33 † USD 50 52,122
924,952
Morocco : 0.4%
OCP SA 144A
6.88%, 04/25/44 USD 100 97,750
Underline
Netherlands : 6.7%
Abertis Infraestructuras
Finance BV Reg S
4.87% (EUR Swap Annual 5
Year+2.62%), 11/28/2029
(o) EUR 100 108,452
Arcos Dorados BV 144A
6.38%, 01/29/32 USD 25 25,575
Dufry One BV Reg S
2.00%, 02/15/27 EUR 100 104,975
Odido Holding BV Reg S
3.75%, 01/15/29 EUR 100 105,120
Petrobras Global Finance BV
5.50%, 06/10/51 USD 25 19,449
6.00%, 01/13/35 † USD 50 47,485
6.50%, 07/03/33 USD 25 25,389
Selecta Group BV Reg S

Par
(000’s) Value
Netherlands (continued)
8.00%, 04/01/26 EUR 53 $ 33,829
Sunrise FinCo I BV 144A
4.88%, 07/15/31 USD 100 91,030
Telefonica Europe BV Reg S
2.38% (EUR Swap Annual 8
Year+2.62%), 2/12/2029 (o) EUR 100 99,757
5.75% (EUAMDB08+3.12%),
1/15/2032 (o) EUR 100 112,136
TenneT Holding BV Reg S
4.88% (EUR Swap Annual 5
Year+2.21%), 12/21/2031
(o) EUR 100 110,034
Teva Pharmaceutical Finance
Netherlands II BV
3.75%, 05/09/27 EUR 100 107,746
4.38%, 05/09/30 EUR 100 108,002
7.38%, 09/15/29 EUR 100 120,814
Teva Pharmaceutical Finance
Netherlands III BV
5.12%, 05/09/29 USD 25 24,448
United Group BV Reg S
3.62%, 02/15/28 EUR 100 105,185
VZ Vendor Financing II BV
Reg S
2.88%, 01/15/29 EUR 100 96,721
Wintershall Dea Finance 2
BV Reg S
3.00% (EUR Swap Annual 5
Year+3.32%), 7/20/2028 (o) EUR 100 100,663
Yinson Boronia Production
BV 144A
8.95%, 07/31/42 USD 50 52,361
Ziggo BV 144A
4.88%, 01/15/30 USD 100 91,737
1,690,908
Oman : 0.2%
Mazoon Assets Co. SAOC
144A
5.25%, 10/09/31 USD 50 49,440
Underline
Panama : 0.4%
AES Panama Generation
Holdings SRL 144A
4.38%, 05/31/30 USD 71 63,534
Banistmo SA 144A
4.25%, 07/31/27 USD 50 48,216
111,750
Peru : 0.6%
Banco de Credito del Peru
SA 144A
5.80% (US Treasury
Yield Curve Rate T 5
Year+2.24%), 03/10/35 USD 25 24,790
Minsur SA 144A
4.50%, 10/28/31 USD 50 46,086
Peru LNG Srl 144A
5.38%, 03/22/30 USD 21 19,351
Petroleos del Peru SA 144A
Par
(000’s) Value
Peru (continued)
4.75%, 06/19/32 USD 75 $ 56,409
146,636
Poland : 0.8%
Canpack SA / Canpack US
LLC 144A
3.88%, 11/15/29 USD 100 90,712
mBank SA Reg S
8.38% (Euribor 3 Month
ACT/360+4.90%), 09/11/27 EUR 100 115,109
205,821
Portugal : 0.5%
EDP SA Reg S
5.94% (EUR Swap Annual 5
Year+3.18%), 04/23/83 EUR 100 114,071
Underline
Romania : 0.4%
Banca Transilvania SA Reg S
5.12% (EURIBOR ICE
Swap Rate 1 Year+2.95%),
09/30/30 EUR 100 108,171
Underline
Singapore : 0.2%
Medco Maple Tree Pte Ltd.
144A
8.96%, 04/27/29 USD 50 51,739
Underline
South Africa : 0.2%
Sasol Financing USA LLC
6.50%, 09/27/28 USD 50 48,030
Underline
Spain : 2.0%
Abengoa Abenewco 2 SA
Reg S
1.50%, 10/26/24 (d) * USD 63 633
1.50%, 10/26/24 (d) * USD 63 15
Abengoa SA
0.00%, 03/31/27 (s) ^ EUR 100 541
AI Candelaria Spain SA 144A
5.75% (Term SOFR USD 3
Month+1.85%), 06/15/33 USD 50 43,031
Banco de Sabadell SA Reg S
2.50% (EUR Swap Annual 5
Year+2.95%), 04/15/31 EUR 100 107,141
Colombia
Telecomunicaciones SA
ESP 144A
4.95%, 07/17/30 † USD 50 45,054
Grifols SA Reg S
3.88%, 10/15/28 EUR 100 99,596
Lorca Telecom Bondco SA
Reg S
4.00%, 09/18/27 EUR 100 107,947
Telefonica Europe BV Reg S
3.88% (EUR Swap Annual 8
Year+2.97%), 6/22/2026 (o) EUR 100 108,424
512,382
Sweden : 1.2%
Intrum AB Reg S
3.00%, 09/15/27 (d) * EUR 100 85,876
Verisure Midholding AB
Reg S

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Sweden (continued)
5.25%, 02/15/29 EUR 100 $ 108,379
Volvo Car AB Reg S
4.25%, 05/31/28 EUR 100 109,065
303,320
Tanzania : 0.2%
AngloGold Ashanti Holdings
Plc
6.50%, 04/15/40 USD 40 40,819
Underline
Thailand : 0.2%
Bangkok Bank PCL 144A
3.73% (US Treasury
Yield Curve Rate T 5
Year+1.90%), 09/25/34 USD 50 46,351
Underline
Turkey : 2.6%
Mersin Uluslararasi Liman
Isletmeciligi AS 144A
8.25%, 11/15/28 USD 50 51,391
TC ZIRAAT BANKASI AS 144A
7.25%, 02/04/30 USD 100 98,506
Turkcell Iletisim Hizmetleri
AS 144A
7.45%, 01/24/30 USD 100 101,019
Turkiye Garanti Bankasi AS
144A
8.12% (US Treasury
Yield Curve Rate T 5
Year+3.84%), 01/03/35 USD 100 99,635
Turkiye Ihracat Kredi Bankasi
AS 144A
5.75%, 07/06/26 USD 100 99,301
Turkiye Vakiflar Bankasi TAO
144A
8.99% (US Treasury
Yield Curve Rate T 5
Year+4.67%), 10/05/34 USD 100 102,192
Yapi ve Kredi Bankasi AS
144A
9.25%, 10/16/28 USD 100 106,210
658,254
United Arab Emirates : 1.2%
Alpha Star Holding VIII Ltd.
Reg S
8.38%, 04/12/27 USD 200 208,238
Five Holdings Bvi Ltd. 144A
9.38%, 10/03/28 USD 50 52,709
Shelf Drilling Holdings Ltd.
144A
9.62%, 04/15/29 USD 50 43,268
304,215
United Kingdom : 10.8%
Ardonagh Finco Ltd. 144A
7.75%, 02/15/31 USD 100 101,947
Aston Martin Capital
Holdings Ltd. 144A
10.00%, 03/31/29 USD 50 45,257
Avianca Midco 2 Plc 144A
9.00%, 12/01/28 USD 75 71,296
Par
(000’s) Value
United Kingdom (continued)
Azule Energy Finance Plc
144A
8.12%, 01/23/30 USD 100 $ 100,283
BCP V Modular Services
Finance II Plc Reg S
4.75%, 11/30/28 EUR 100 104,917
Bellis Finco Plc Reg S
4.00%, 02/16/27 GBP 100 122,301
Belron UK Finance Plc 144A
5.75%, 10/15/29 USD 50 49,697
Biocon Biologics Global Plc
144A
6.67%, 10/09/29 USD 100 94,026
British Telecommunications
Plc Reg S
5.12% (EUR Swap Annual 5
Year+2.54%), 10/03/54 EUR 100 110,623
eG Global Finance Plc 144A
12.00%, 11/30/28 USD 100 110,831
Global Auto Holdings Ltd./
AAG FH UK Ltd 144A
8.75%, 01/15/32 USD 50 42,168
Heathrow Finance Plc Reg S
4.12%, 09/01/29 (s) GBP 100 117,727
Howden UK Refinance Plc
/ Howden UK Refinance
2 PLC / Howden US
Refinance LLC 144A
7.25%, 02/15/31 USD 50 50,517
INEOS Finance Plc Reg S
6.62%, 05/15/28 EUR 100 111,040
INEOS Quattro Finance 2 Plc
144A
9.62%, 03/15/29 USD 100 103,557
Ithaca Energy North Sea Plc
144A
8.12%, 10/15/29 USD 100 102,301
Jaguar Land Rover
Automotive Plc Reg S
4.50%, 07/15/28 EUR 100 108,377
Jerrold Finco Plc Reg S
5.25%, 01/15/27 GBP 100 127,718
Market Bidco Finco Plc Reg S
5.50%, 11/04/27 GBP 100 123,589
Motion Bondco DAC 144A
6.62%, 11/15/27 † USD 100 95,625
Sisecam UK Plc 144A
8.62%, 05/02/32 † USD 50 50,164
Standard Chartered Plc 144A
7.01% (ICE LIBOR USD 3
Month+1.46%), 07/30/37
(o) USD 50 52,604
Tullow Oil Plc 144A
10.25%, 05/15/26 USD 94 86,539
Vedanta Resources Finance
II Plc 144A
10.88%, 09/17/29 USD 50 51,670
Virgin Media Secured
Finance Plc Reg S

Par
(000’s) Value
United Kingdom (continued)
4.25%, 01/15/30 GBP 100 $ 112,457
Vmed O2 UK Financing I Plc
Reg S
3.25%, 01/31/31 EUR 100 99,311
Vodafone Group Plc
7.00% (USD Swap Semi
30/360 5 Year+4.87%),
04/04/79 USD 75 77,363
Vodafone Group Plc Reg S
8.00% (UK Govt Bonds
5 Year Note Generic Bid
Yield+3.84%), 08/30/86 GBP 100 138,062
WE Soda Investments
Holding Plc 144A
9.50%, 10/06/28 USD 50 51,561
Zegona Finance Plc Reg S
6.75%, 07/15/29 EUR 100 114,164
2,727,692
United States : 4.9%
Amer Sports Co. 144A
6.75%, 02/16/31 USD 25 25,614
California Buyer Ltd. /
Atlantica Sustainable
Infrastructure Plc 144A
6.38%, 02/15/32 USD 50 48,538
EnfraGen Energia Sur SA /
EnfraGen Spain SA / Prime
Energia SpA 144A
5.38%, 12/30/30 USD 100 88,433
Fibercop SpA 144A
7.72%, 06/04/38 USD 200 201,014
Garrett Motion Holdings, Inc.
/ Garrett LX I Sarl 144A
7.75%, 05/31/32 USD 50 49,491
Kosmos Energy Ltd. 144A
8.75%, 10/01/31 † USD 50 46,500
Kronos Acquisition Holdings,
Inc. 144A
8.25%, 06/30/31 USD 25 22,207
LCPR Senior Secured
Financing DAC 144A
6.75%, 10/15/27 USD 75 62,799
MGM China Holdings Ltd.
144A
5.88%, 05/15/26 USD 100 99,936
Mong Duong Finance
Holdings BV 144A
5.12%, 05/07/29 USD 76 73,945
Open Text Holdings, Inc.
144A
4.12%, 02/15/30 USD 50 45,658
Playtika Holding Corp. 144A
4.25%, 03/15/29 USD 25 22,042
Q-Park Holding I BV Reg S
2.00%, 03/01/27 EUR 100 104,698
RB Global Holdings, Inc.
144A
7.75%, 03/15/31 USD 15 15,717
Sasol Financing USA LLC
Par
(000’s) Value
United States (continued)
5.50%, 03/18/31 USD 50 $ 42,079
Telesat Canada / Telesat LLC
144A
6.50%, 10/15/27 USD 25 10,885
Wynn Macau Ltd. 144A
5.12%, 12/15/29 USD 75 69,368
ZF North America Capital,
Inc. 144A
6.75%, 04/23/30 USD 50 47,570
6.88%, 04/14/28 USD 50 49,173
6.88%, 04/23/32 USD 125 116,120
1,241,787
Uzbekistan : 0.2%
Uzbekneftegaz JSC 144A
4.75%, 11/16/28 USD 50 44,903
Underline
Zambia : 0.2%
First Quantum Minerals Ltd.
144A
6.88%, 10/15/27 USD 50 49,995
Underline
Total Corporate Bonds
(Cost: $25,889,082) 24,709,188
Number
of Shares
COMMON STOCK : 0.0%
(Cost: $12,697)
Luxembourg : 0.0%
Codere Group Topco SA
(EUR) ∞ 402 11,343
Total Investments Before Collateral for
Securities Loaned: 98.1%
(Cost: $25,901,779) 24,720,531
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.9%
Money Market Fund: 1.9%
(Cost: $471,306)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 471,306 471,306
Total Investments: 100.0%
(Cost: $26,373,085) 25,191,837
Other assets less liabilities: 0.0% 6,184
NET ASSETS: 100.0% $ 25,198,021

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Definitions:
CAD Canadian Dollar
EUR Euro
GBP British Pound
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
USD United States Dollar
(s) The rate shown reflects the rate in effect at March 31, 2025. Coupon adjusts periodically based upon a predetermined schedule
^ Zero Coupon Bond
† Security fully or partially on loan. Total market value of securities on loan is $601,018.
(o) Perpetual Maturity — the date shown is the next call date
* Non-income producing
(d) Security in default
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $10,945,579, or 43.4% of net assets.